SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Cash and cash equivalents	$ 57,049	$ 79,749
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	10.60%
Cash and cash equivalents	$ 6,000
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	15.70%
Cash and cash equivalents	$ 8,900	$ 7,900